SEGMENT REPORTING (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥) segment
Number of operating segments	4	4	4
Total revenue	¥ 45,559,591	$ 6,604,466	¥ 54,411,724
Automation product and software
Total revenue	19,055,227	2,762,307	23,859,815
Equipment, accessories and others
Total revenue	9,730,859	1,410,617	6,187,975
Oilfield environmental protection
Total revenue	12,789,684	1,854,034	19,735,430
Platform Outsourcing Services
Total revenue	¥ 3,983,821	$ 577,508	¥ 4,628,504